CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	89,275,002	91,193,339
Common Stock, Shares Outstanding	89,275,002	91,193,339